Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Leases

Note 15 — Leases

Lease commitments

The Company determines if a contract contains a lease at inception. US GAAP requires that the Company’s leases be evaluated and classified as operating or finance leases for financial reporting purposes. The classification evaluation begins at the commencement date and the lease term used in the evaluation includes the non-cancellable period for which the Company has the right to use the underlying asset, together with renewal option periods when the exercise of the renewal option is reasonably certain and failure to exercise such option which result in an economic penalty. All of the Company’s real estate leases are classified as operating leases.

The Company has entered into six non-cancellable operating lease agreements with term more than one year for office spaces expiring through June 2029. As of June 30, 2026, the Company recognized approximately RMB 1,149,178 (USD 168,726) of right of use (“ROU”) assets and RMB 1,112,639 (USD 163,361) of lease liabilities based on the present value of the future minimum rental payments of leases, using a weighted average discount rate of 7% based on duration of lease terms. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. The leases generally do not contain options to extend at the time of expiration and the weighted average remaining lease terms are 3 year.

Operating lease expenses are allocated between the cost of revenue and selling, general, and administrative expenses. Rent expenses for the six months ended June 30, 2025 and 2026 were RMB 573,522 and RMB 560,361 (USD 82,275), respectively.

The maturity of the Company’s operating lease obligations is presented below:

	Operating	Operating
	Lease	Lease
Twelve Months Ending December 31,	Amount	Amount
	RMB	USD
2026 (remaining six months)	455,804	66,923
2027	466,624	68,511
2028	154,568	22,694
2029	48,231	7,081
Total lease payments	1,125,227	165,209
Less: Interest	12,588	1,848
Present value of lease liabilities	1,112,639	163,361